Restructuring Charges and Asset Impairments (Tables)	12 Months Ended
Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserves
The rollforward of restructuring reserves included as a component of accrued expenses is as follows:

	Electrical Raceway		Mechanical Products & Solutions		Corporate
(in thousands)	Severance	Other	Severance	Other	Severance	Other	Total
Balance as of September 27, 2013	$—	$—	$1,971	$—	$—	$—	$1,971
Charges	—	—	1,301	—	999	—	2,300
Utilization	—	—	(2,236)	—	(406)	—	(2,642)
Reversals / exchange rate effects	—	—	(37)	—		—	(37)
Balance as of September 26, 2014	$—	$—	$999	$—	$593	$—	$1,592
Charges	—	200	3,680	846	1	62	4,789
Utilization	—	(200)	(907)	(102)	(577)	—	(1,786)
Reversals / exchange rate effects	—	—	(55)	(124)	(2)	(1)	(182)
Balance as of September 25, 2015	$—	$—	$3,717	$620	$15	$61	$4,413
Charges	28	—	1,468	2,583	—	199	4,278
Utilization	(28)	—	(4,157)	(2,542)	(11)	(260)	(6,998)
Reversals / exchange rate effects	—	—	(187)	(122)	(4)	—	(313)
Balance as of September 30, 2016	$—	$—	$841	$539	$—	$—	$1,380

The net restructuring charges included in selling, general and administrative expense were as follows:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Total restructuring charges, net	3,967	4,766	2,263